Income Taxes - Summary of Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current income taxes:
Federal				$ 8
State			$ 71	125
Total current income tax expense			71	133
Deferred income taxes:
Total income tax expense	$ 23	$ (19)	$ 71	$ 133